Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2023
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Summarized Financial Information
(millions of Canadian dollars)		As at
	March 31 2023	September 30 2022
Total assets	$724,655	$797,759

Total liabilities	675,474	746,596

(millions of Canadian dollars)	For the three months ended		For the six months ended
	March 31 2023	March 31 2022	March 31 2023	March 31 2022
Total net revenues	$6,915	$5,916	$14,380	$11,849
Total net income available to common stockholders	2,072	1,618	4,544	3,445
Total other comprehensive income (loss)	2,610	(12,582)	3,331	(15,558)

Total comprehensive income (loss)	4,682	(10,964)	7,875	(12,113)